Obligations Under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2025	Mar. 31, 2025
Guarantor Obligations [Line Items]
Contractual or notional amount	¥ 87,800	¥ 86,790
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Contractual or notional amount	5,987	5,992
Performance guarantees
Guarantor Obligations [Line Items]
Contractual or notional amount	5,019	4,851
Derivative Instruments
Guarantor Obligations [Line Items]
Contractual or notional amount	55,084	54,701
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Contractual or notional amount	21,710	21,236
Other
Guarantor Obligations [Line Items]
Contractual or notional amount	¥ 0	¥ 10